Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Certain directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2022 and 2021.
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2022	2021
	(In thousands)
Balance at beginning of year	$6,879	$2,416
New loans and advances	1,957	5,722
Repayments	(1,094)	(1,259)
Balance at end of year	$7,742	$6,879
We had $1.91 million in loan commitments to directors and executive officers at both December 31, 2022 and 2021. Of these, commitments of $0.01 million and $0.02 million were outstanding at December 31, 2022 and 2021, respectively, and included in the table above.
Deposits held by us for directors and executive officers totaled $2.6 million and $3.4 million at December 31, 2022 and 2021, respectively.